GS Mortgage-Backed Securities Trust 2023-PJ2 ABS-15G

Exhibit 99.1 - Schedule 6

GS Loan ID	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXXX	Property_State	XXX	XXX	FALSE